Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom 2025 Portfolio

September 30, 2019

VIPF2025-QTLY-1119
1.822350.114

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 32.6%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	401,648	$13,607,831
VIP Equity-Income Portfolio Initial Class (a)	632,764	14,256,181
VIP Growth & Income Portfolio Initial Class (a)	802,117	16,274,963
VIP Growth Portfolio Initial Class (a)	195,745	13,919,435
VIP Mid Cap Portfolio Initial Class (a)	128,441	3,963,699
VIP Value Portfolio Initial Class (a)	714,387	10,465,772
VIP Value Strategies Portfolio Initial Class (a)	417,246	5,123,783
TOTAL DOMESTIC EQUITY FUNDS
(Cost $62,294,195)		77,611,664

International Equity Funds - 26.4%
VIP Emerging Markets Portfolio Initial Class (a)	1,961,190	22,808,642
VIP Overseas Portfolio Initial Class (a)	1,849,647	39,896,894
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $53,385,051)		62,705,536

Bond Funds - 35.9%
Fidelity Inflation-Protected Bond Index Fund (a)	1,430,109	14,572,811
Fidelity Long-Term Treasury Bond Index Fund (a)	408,582	6,075,621
VIP High Income Portfolio Initial Class (a)	858,108	4,745,337
VIP Investment Grade Bond Portfolio Initial Class (a)	4,472,157	59,926,898
TOTAL BOND FUNDS
(Cost $81,543,208)		85,320,667

Short-Term Funds - 5.1%
VIP Government Money Market Portfolio Initial Class 1.8% (a)(b)
(Cost $12,191,057)	12,191,057	12,191,057
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $209,413,511)		237,828,924
NET OTHER ASSETS (LIABILITIES) - 0.0%		(26,276)
NET ASSETS - 100%		$237,802,648

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$11,255,169	$5,449,078	$3,050,987	$41,027	$20,728	$898,823	$14,572,811
Fidelity Long-Term Treasury Bond Index Fund	10,798,802	5,199,757	12,285,389	244,432	1,700,290	662,161	6,075,621
VIP Contrafund Portfolio Initial Class	12,599,083	5,478,286	5,327,899	1,576,434	(2,731)	861,092	13,607,831
VIP Emerging Markets Portfolio Initial Class	15,194,863	8,896,236	3,891,304	--	33,552	2,575,295	22,808,642
VIP Equity-Income Portfolio Initial Class	13,216,056	5,181,129	5,637,354	950,980	(158,278)	1,654,628	14,256,181
VIP Government Money Market Portfolio Initial Class 1.8%	10,181,722	6,165,452	4,156,117	191,545	--	--	12,191,057
VIP Growth & Income Portfolio Initial Class	15,065,873	6,769,943	6,449,979	1,697,703	(11,095)	900,221	16,274,963
VIP Growth Portfolio Initial Class	12,874,256	4,969,581	5,651,201	894,179	193,287	1,533,512	13,919,435
VIP High Income Portfolio Initial Class	3,614,393	1,502,781	792,179	32,582	3,216	417,126	4,745,337
VIP Investment Grade Bond Portfolio Initial Class	36,858,138	27,708,067	8,099,269	173,907	94,460	3,365,502	59,926,898
VIP Mid Cap Portfolio Initial Class	3,660,458	1,696,479	1,513,354	428,199	(37,550)	157,666	3,963,699
VIP Overseas Portfolio Initial Class	26,646,015	16,232,093	6,635,606	1,052,548	(118,968)	3,773,360	39,896,894
VIP Value Portfolio Initial Class	9,699,719	3,772,554	4,244,289	670,924	(56,746)	1,294,534	10,465,772
VIP Value Strategies Portfolio Initial Class	4,734,870	1,991,216	2,163,622	495,728	(84,452)	645,771	5,123,783
	$186,399,417	$101,012,652	$69,898,549	$8,450,188	$1,575,713	$18,739,691	$237,828,924

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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